RISK MANAGEMENT (Details 14) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Potential Impact on Banking Book Amortized Cost
Impact of Interbank Rate Risk	$ (9,432)	$ (7,096)	$ (4,673)